Stockholders' Deficit - Common stock for future issuances (Details) - Humacyte, Inc. - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Reserved common stock for future issuances	295,414,988	294,781,534	295,525,076
Series A redeemable convertible preferred stock
Class of Stock [Line Items]
Reserved common stock for future issuances	70,152,805	70,152,805	70,152,805
Series B redeemable convertible preferred stock
Class of Stock [Line Items]
Reserved common stock for future issuances	91,919,158	91,919,158	91,919,158
Series C redeemable convertible preferred stock
Class of Stock [Line Items]
Reserved common stock for future issuances	42,808,219	42,808,219	42,808,219
Series D redeemable convertible preferred stock
Class of Stock [Line Items]
Reserved common stock for future issuances	60,216,780	60,216,780	60,216,780
Exercise of options under stock plan
Class of Stock [Line Items]
Reserved common stock for future issuances	24,831,266	18,330,574	19,880,073
Issuance of options under stock plan
Class of Stock [Line Items]
Reserved common stock for future issuances	4,391,144	11,228,478	10,422,521
Warrants to purchase common stock
Class of Stock [Line Items]
Reserved common stock for future issuances	1,095,616	125,520	125,520